Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000240326 | 35915835Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240326 | 35915871NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240326 | 35915541Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240326 | 35915555Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240326 | 35915569Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240326 | 35915639Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240326 | 35915970Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240326 | 35915913Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240326 | 35915800Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240326 | 35915847Natera Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240326 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240326 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240326 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240326 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240326 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240326 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240326 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240326 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240326 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000240327 | 35915835Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240327 | 35915871NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240327 | 35915541Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240327 | 35915555Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240327 | 35915569Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240327 | 35915639Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240327 | 35915970Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240327 | 35915913Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240327 | 35915800Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240327 | 35915847Natera Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000002470 | 35831820S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002470 | 35831637Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002470 | 35831839Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002470 | 35831678CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002470 | 35831726Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002470 | 35831868Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 35831760Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 35831662Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 35831603Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 35831712Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000002470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000002470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156024 | 35831820S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156024 | 35831637Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156024 | 35831839Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156024 | 35831678CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156024 | 35831726Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156024 | 35831868Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 35831760Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 35831662Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 35831603Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 35831712Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156024 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156024 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156024 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156024 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156024 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156024 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000156024 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000156024 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000156024 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002468 | 35832097Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002468 | 35832179TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002468 | 35832083CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002468 | 35832101Fortinet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002468 | 35832116J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002468 | 35832079Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002468 | 35832062The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002468 | 35832161Roper Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002468 | 35832185Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002468 | 35832157Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000002468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156023 | 35832097Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156023 | 35832179TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156023 | 35832083CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156023 | 35832101Fortinet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156023 | 35832116J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156023 | 35832079Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156023 | 35832062The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156023 | 35832161Roper Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156023 | 35832185Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156023 | 35832157Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000156023 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000156023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000156023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000156023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002467 | 35831171Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002467 | 35831261Old Dominion Freight Line Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002467 | 35831203J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002467 | 35831376Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002467 | 35831122Atlassian Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002467 | 35831330Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002467 | 35831227MercadoLibre Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002467 | 35831323Block Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002467 | 35831369Workday Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002467 | 35831197Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000002467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000156022 | 35831171Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156022 | 35831261Old Dominion Freight Line Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156022 | 35831203J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156022 | 35831376Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156022 | 35831122Atlassian Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156022 | 35831330Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156022 | 35831227MercadoLibre Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156022 | 35831323Block Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156022 | 35831369Workday Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156022 | 35831197Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000156022 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000156022 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%